NET LOANS RECEIVABLE (Schedule of Nonaccrual Loans) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Financing Receivable, Impaired [Line Items]
Principal outstanding on nonaccrual loans
Average nonaccrual loans		47
Interest income that would have been recognized
Interest income recognized
Interest income foregone
First Mortgage Loans One To Four Family Dwellings [Member]
Financing Receivable, Impaired [Line Items]
Principal outstanding on nonaccrual loans
Average nonaccrual loans		47
First Mortgage Loans Construction [Member]
Financing Receivable, Impaired [Line Items]
Principal outstanding on nonaccrual loans
Average nonaccrual loans
First Mortgage Loans Land Acquisition And Development [Member]
Financing Receivable, Impaired [Line Items]
Principal outstanding on nonaccrual loans
Average nonaccrual loans
Commercial Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Principal outstanding on nonaccrual loans
Average nonaccrual loans
Consumer Loans Home Equity Lines Of Credit [Member]
Financing Receivable, Impaired [Line Items]
Principal outstanding on nonaccrual loans
Average nonaccrual loans